Other net income	12 Months Ended
Dec. 31, 2025
Other net income.
Other net income
6	Other net income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Government grants	14,399	14,132	12,556
Net (loss)/gain on disposal of non-current assets	(1,087)	1,013	(3,468)
Others	2,438	1,346	(4,176)
	15,750	16,491	4,912